Derivatives and Hedge Accounting Activities - Fair Value of Derivatives (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Derivatives Fair Value [Line Items]
Derivative assets current		$ 1,137	[1]	$ 122
Derivative asset, noncurrent	[3]	1,039	[2]	491
Derivative liabilities current	[4]	778		359
Derivative liabilities noncurrent	[5],[6]	626		509
Current Assets Held for Sale
Derivatives Fair Value [Line Items]
Derivative assets current		$ 118		$ 6
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]		Assets Of Disposal Group Including Discontinued Operation Current		Assets Of Disposal Group Including Discontinued Operation Current
Non-Current Assets Held for Sale
Derivatives Fair Value [Line Items]
Derivative asset, noncurrent		$ 1
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Disposal Group, Including Discontinued Operation, Assets, Noncurrent
Current Liabilities Held for Sale
Derivatives Fair Value [Line Items]
Derivative liabilities current		$ 6		$ 3
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]		Liabilities Of Disposal Group Including Discontinued Operation Current		Liabilities Of Disposal Group Including Discontinued Operation Current
Noncurrent Liabilities Held for Sale
Derivatives Fair Value [Line Items]
Derivative liabilities noncurrent		$ 1		$ 1
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent

[1]	Includes $118 million and $6 million reported in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
[2]	Includes $1 million reported in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
[3]	Virginia Power’s noncurrent derivative assets are presented in other deferred charges and other assets in its Consolidated Balance Sheets.
[4]	Includes $6 million and $3 million reported in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
[5]	Includes $1 million reported in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both December 31, 2022 and 2021.
[6]	Virginia Power’s noncurrent derivative liabilities are presented in other deferred credits and other liabilities in its Consolidated Balance Sheets.